ProFund VP Small-Cap Growth Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P SmallCap 600® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.37%	5.53%	9.82%
S&P Composite 1500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.02%	13.96%	14.46%
None
Prospectus [Line Items]
Average Annual Return, Percent			3.62%	3.79%	7.98%
Performance Inception Date		May 01, 2002

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.